Employee benefit plans (Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 904,911	¥ 880,293
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	29,023	26,906
Accrued pension and severance costs	632,340	595,598
Investments and other assets - Other (Prepaid pension and severance costs)	(118,443)	(349,081)
Net amount recognized	542,920	273,423
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	3,161	2,411
Accrued pension and severance costs	272,571	284,695
Investments and other assets - Other (Prepaid pension and severance costs)	(5,278)	(23,704)
Net amount recognized	¥ 270,454	¥ 263,402